SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details)	12 Months Ended
Dec. 31, 2021
Vehicles
Property and equipment, net
Estimated useful life	4 years
Maximum | Office building
Property and equipment, net
Estimated useful life	40 years
Maximum | Computer equipment
Property and equipment, net
Estimated useful life	5 years
Maximum | Furniture And Fixtures [Member]
Property and equipment, net
Estimated useful life	5 years
Minimum | Office building
Property and equipment, net
Estimated useful life	20 years
Minimum | Computer equipment
Property and equipment, net
Estimated useful life	3 years
Minimum | Furniture And Fixtures [Member]
Property and equipment, net
Estimated useful life	3 years